Schedule of Balance with Related Parties (Details) - Garden City Private Capital Limited [Member] - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Amounts Due to a Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance with related parties	[1]		$ 269,467
Amounts Due from a Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance with related parties	[2]	$ 6,665	$ 1

[1]	The balances as of December 31, 2024 represented the advances from the shareholder for operational purposes and was assigned by Wee Huan GOH to Kuan Hua KOH on December 8, 2023. The balances were unsecured, non-interest bearing and repayable on demand. The amount was fully settled as of June 30, 2025.
[2]	The balances as of June 30, 2025 represented the advances to the shareholder which were unsecured, non-interest bearing and repayable on demand.